Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitment and Contingencies
Property, plant and equipment	¥ 5,465,192	¥ 4,541,383
Leasehold improvements	552,626	807,666
Total	¥ 6,017,818	¥ 5,349,049